Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 5 - LEASES

On January 1, 2020, the Company expanded its leases from 494 square meters to approximately 581 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with an option to extend until July 14, 2025.

On August 10, 2021, the Company expanded its leases from 581 square meters to approximately 813 square meters at its location in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with an option to extend until July 31, 2026.

On May 1, 2023, the Company began leasing a facility located in Tel Aviv, Israel under an operating lease agreement that expires on April 30, 2024, with an option to extend until April 30, 2025.

On November 1, 2023, the Company expanded its leases from 813 square meters to approximately 879 square meters at its location in Caesarea, Israel.

To secure the lease payments, the Company provided a bank guarantee of $20.

In addition, the Company leases vehicles under various operating lease agreements.

As of December 31, 2023, and 2022, total ROU assets were approximately $679 and $668 and the lease liabilities for operating leases were approximately $599 and $597, respectively.

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Cash payments for operating leases	246	242	247

The maturities of operating lease liabilities and the reconciliation of undiscounted cash flows for operating lease liabilities as of December 31, 2023, were as follows:

2024	276
2025	257
2026	145
2027	-
Undiscounted cash flows for operating leases	678
Less: amount representing interest	(79)
Operating lease liabilities	599

The weighted average lease term and weighted average discount rate as of December 31, 2023, was as follows:

Operating leases weighted average remaining lease term (in years)	1.81
Operating leases weighted average discount rate	6.5%